ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Accumulated deficit	$ (3,721,005)
FDIC insured amount	250,000
Allowance for doubtful trade receivables	0	$ 0
Inventory	10,128	152,330
Convertible notes	$ 499,000
Convertible notes converted in common stock shares	9,980,000
Shares to be issued	276,000
Research and development expense	$ 0	124
Revenue	$ 26,154	$ 35,820
Federal Tax Rate	21.00%	35.00%
Net operating loss carry forward	$ (3,721,005)
Deferred tax asset	781,411
Valuation allowance	$ (781,411)	$ (511,161)
Statutory rate	21.00%	35.00%